Income Tax - Tax loss carry forwards (Details)	Mar. 31, 2019 CNY (¥)
Income Tax
2020	¥ 0
2021	0
2022	5,321,480
2023	40,252,744
2024	50,968,551
Total	¥ 96,542,775